Long-Term Investments - Schedule of Long-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Available-for-sale equity securities	$ 32,001	$ 42,656
Other equity securities, cost method	1,566	7,207
Long-term investments	$ 33,567	$ 49,863